COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Share-based and Other Payment Arrangements [Abstract]
Explanation of Effect of Share-Based Payments on Entity's Profit or Loss
Compensation expense is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Salaries and benefits	$55,040	$43,630
Annual incentive plan ("AIP")	27,201	32,228
Long-term incentive plan ("LTIP")	17,015	14,093
Total compensation expense	$99,256	$89,951

The changes to the balances of the various cash-based and equity-based arrangements during the period are detailed in the sections below.
Annual incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Cash-based	$20,307	$15,922
Equity-based	6,894	16,306
Total AIP expense	$27,201	$32,228
Long-term incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Cash-based	$16,635	$13,532
Equity-based	380	561
Total LTIP expense	$17,015	$14,093

Explanation of Effect of Share-Based Payments on Entity's Financial Position
The following table summarizes the movement in the AIP liability:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Balance, beginning of year	$73	$631
AIP expense	20,307	15,922
Payments	(16,186)	(16,270)
Translation adjustment	(497)	(210)
Balance, end of year	$3,697	$73
The following table summarizes the movement in the PSU liability:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Balance, beginning of year	$12,064	$6,489
PSU expense	1,889	10,321
Payments	(7,061)	(4,755)
Translation adjustment	(262)	9
Balance, end of year	$6,630	$12,064
The following table summarizes the movement in the LTIP liability:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Balance, beginning of year	$21,431	$11,688
LTIP expense	16,635	13,532
Payments	(11,685)	(3,775)
Translation adjustment	(1,137)	(14)
Balance, end of year	$25,244	$21,431
AIP liability is recorded within amounts payable and accrued liabilities, and the equity component is included in the contributed surplus. The breakdown is presented below.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Amounts payable and accrued liabilities(1)	$10,327	$12,137
Equity - contributed surplus	15,784	13,332
Total AIP	$26,111	$25,469
(1) This balance includes outstanding PSU liability of $6,630 (2021 - $12,064) and cash-based AIP liability of $3,697 (2021 - $73).

LTIP liability and equity components are presented on the balance sheet as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
LTIP - liability	$25,244	$21,431
Equity - contributed surplus	5,685	7,914
Total LTIP	$30,929	$29,345

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following tables summarize the movement in the stock option plan during the years ended December 31, 2022 and December 31, 2021.

	TSX		NYSE
For the year ended December 31, 2022	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	1,985,563	$10.45	31,764	$14.67
Granted	1,466,541	10.81	364,189	8.00
Exercised	(8,334)	9.81	—	—
Ending balance - outstanding	3,443,770	$10.61	395,953	$8.54

	TSX		NYSE
For the year ended December 31, 2021	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	2,241,339	$10.34	—	$—
Granted	25,890	18.85	31,764	14.67
Exercised	(281,666)	10.37	—	—
Ending balance - outstanding	1,985,563	$10.45	31,764	$14.67

Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period
The following table presents the inputs used to value the stock options granted in 2022:

For the years ended December 31	2022		2021
	TSX	NYSE	TSX	NYSE
Risk-free interest rate (%)	2.86	3.58	1.26	1.26
Expected option life (years)	5.16	5.15	5.03	5.03
Expected volatility (%)	27.70	27.70	25.74	25.74

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes the stock options outstanding as at December 31, 2022:

		December 31, 2022
Grant date	Expiration date	Options outstanding	Options exercisable	Exercise price of outstanding options (CAD)	Exercise price of outstanding options (USD)

November 14, 2016	November 14, 2023	550,000	550,000	$8.85	—
December 15, 2017	December 15, 2024	800,000	800,000	11.35	—
December 17, 2018	December 17, 2025	401,959	401,959	9.81	—
December 15, 2020	December 15, 2027	199,380	132,919	11.50	—
December 15, 2021	December 15, 2028	25,890	8,630	18.85	—
December 15, 2021	December 15, 2028	31,764	10,588	—	14.67
December 15, 2022	December 15, 2029	1,466,541	—	10.81	—
December 15, 2022	December 15, 2029	364,189	—	—	8.00
Total		3,839,723	1,904,096	$10.61	$8.54